REVENUES	9 Months Ended
Sep. 30, 2020
REVENUES
REVENUES

NOTE 7 — REVENUES

The Company operates in one business sector.

The following is a breakdown of revenues according to product groups:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
WatchPAT and other related services	$10,535	$7,589	$26,601	$19,906
EndoPAT and related services	464	495	1,661	1,587
	$10,999	$8,084	$28,262	$21,493

The following is a breakdown of revenues on the basis of geographical regions (based on the geographical location of the customer):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2020	2019	2020	2019
	U.S. dollars in thousands
United States and Canada	$8,951	$5,814	$21,786	$15,461
Japan	901	1,127	3,027	2,595
Europe	944	800	2,930	2,367
Asia Pacific (excluding Japan)	101	139	212	643
Israel	95	83	215	204
Others	7	121	92	223
	$10,999	$8,084	$28,262	$21,493

The majority of the Company’s long-lived assets are in Israel.